Business acquisitions - Narrative (Details) $ in Millions, $ in Millions					6 Months Ended
	Jul. 30, 2025 CAD ($)	Jul. 30, 2025 USD ($)	Jun. 25, 2025 CAD ($)	Jun. 25, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Aug. 01, 2025 CAD ($)	Aug. 01, 2025 USD ($)	Apr. 30, 2025 advertising_display	Jul. 02, 2024 CAD ($)	Jun. 07, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Number of advertising displays to be disposed | advertising_display								669
Ziply Fiber
Disclosure of detailed information about business combination [line items]
Cash advances to related party, maximum amount			$ 206	$ 150
Loan Agreement | Ziply Fiber
Disclosure of detailed information about business combination [line items]
Cash advances and loans from related parties	$ 104	$ 75
OUTFRONT Media
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date										$ 429
Cash transferred, net of cash acquired										418
Total cost to be allocated										$ 429
Stratejm
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date									$ 78
Cash transferred, net of cash acquired									73
Revenue of combined entity as if combination occurred at beginning of period					$ 12,027
Contingent consideration, maximum amount payable									20
Total cost to be allocated									$ 89
OUTEDGE
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date					8
Revenue of combined entity as if combination occurred at beginning of period					$ 12,063
Ziply Fiber | Major business combination
Disclosure of detailed information about business combination [line items]
Consideration recognized as of acquisition date						$ 5,040	$ 3,650
Borrowings recognised as of acquisition date						$ 2,650	$ 1,920